FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	March 31, 2013

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Vincent Campagna
Title:		Chief Compliance Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

      Vincent Campagna New York, NY, May 2, 2013

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		67

Form 13F Information Value Total:		$707,879

List of Other Managers Included:			0



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FORM 13F                                          (SEC USE ONLY)

3/31/2013
                                                                                   Name of
Reporting Manager
                                                                                    Item
6:                                            Item 8:
              Item 1:                        Item 2:       Item 3:       Item 4:
Item 5:                             Investment Discretion                   Item 7:
Voting Authority Shares
                                              Title                       Fair
Shares or     Shares (SH)               (a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                     of Class     Cusip No.    Market Value
Principal AmtPrincipal (PRIN) Put/Call              As Defined    Other      See Instr. V
(a) Sole (b) Shared  (c) None

in Instr. V

AT&T Inc.                           (T)        COM        00206R102      $13,350,000
363,868       SH                   363,868
172,629              191,239
Allergan Inc.                       (AGN)      COM        018490102      $11,202,000
100,350       SH                   100,350
50,750               49,600
American Waterworks                 (AWK)      COM        030420103       $7,961,000
192,100       SH                   192,100
95,350               96,750
Ameriprise Financial Inc.           (AMP)      COM        03076C106      $11,698,000
158,830       SH                   158,830
71,680               87,150
Anadarko Petroleum Corp.            (APC)      COM        032511107       $8,867,000
101,400       SH                   101,400
47,050               54,350
Apple Computer Inc.                 (AAPL      COM        037833100      $20,718,000
46,803       SH                    46,803
24,103               22,700
Avon Products                       (AVP)      COM        054303102       $6,814,000
328,700       SH                   328,700
165,150              163,550
Axiall Corp                         (AXLL      COM        05463D100       $6,692,000
107,651       SH                   107,651
47,601               60,050
BE Aerospace                        (BEAV      COM        073302101       $8,816,000
146,250       SH                   146,250
68,200               78,050
Berkshire Hathaway Inc.            (BRK/B    CL B NEW     084670702       $7,659,000
73,500       SH                    73,500
34,700               38,800
Bristol-Myers Squibb Co.            (BMY)      COM        110122108         $865,000
21,000       SH                    21,000
21,000               0.00
CBS Corp                            (CBS)      CL B       124857202       $7,587,000
162,500       SH                   162,500
76,550               85,950
CVS / Caremark Corp                 (CVS)      COM        126650100      $13,687,000
248,895       SH                   248,895
119,305              129,590
Cameron International               (CAM)      COM        13342B105       $2,748,000
42,150       SH                    42,150
11,650               30,500
Capital One Financial Corp.         (COF)      COM        14040H105       $7,569,000
137,750       SH                   137,750
58,750               79,000
Cardinal Health Inc.                (CAH)      COM        14149Y108         $458,000
11,000       SH                    11,000
11,000               0.00
Celgene Corp.                       (CELG      COM        151020104      $16,303,000
140,650       SH                   140,650
68,200               72,450
Cerner Corp                         (CERN      COM        156782104       $9,569,000
101,000       SH                   101,000
49,150               51,850
Citigroup Inc.                      (C)        COM        172967424      $36,950,000
835,222       SH                   835,222
628,772              206,450
Conoco Phillips                     (COP)      COM        20825C104       $9,000,000
149,750       SH                   149,750
76,250               73,500
Costco Wholesale                    (COST      COM        22160K105      $11,890,000
112,050       SH                   112,050
49,250               62,800
Danaher Corp                        (DHR)      COM        235851102       $8,859,000
142,550       SH                   142,550
72,400               70,150
EMC Corp/Mass                       (EMC)      COM        268648102       $8,329,000
348,650       SH                   348,650
171,700              176,950
Eaton Corp.                         (ETN)      SHS        278058102       $8,413,000
137,350       SH                   137,350
62,450               74,900
Express Scripts Hldg Co             (ESRX      COM        30219G108      $10,789,000
187,250       SH                   187,250
86,350              100,900
Exxon Mobil Corporation             (XOM)      COM        30231G102      $21,735,000
241,200       SH                   241,200
124,600              116,600
Gap Inc.                            (GPS)      COM        364760108       $9,139,000
258,150       SH                   258,150
129,500              128,650
General Electric Co.                (GE)       COM        369604103       $7,514,000
325,000       SH                   325,000
153,250              171,750
Gilead Sciences Inc.                (GILD      COM        375558103      $18,282,000
373,550       SH                   373,550
187,450              186,100
Google - A                          (GOOG      CL A       38259P508      $17,966,000
22,622       SH                    22,622
11,922               10,700
Home Depot Inc.                     (HD)       COM        437076102      $14,148,000
202,750       SH                   202,750
95,200              107,550
Honeywell International Inc.        (HON)      COM        438516106      $14,558,000
193,200       SH                   193,200
96,800               96,400
Int'l Business Machines Corp.       (IBM)      COM        459200101      $15,817,000
74,155       SH                    74,155
38,555               35,600
JP Morgan Chase & Co.               (JPM)      COM        46625H100      $16,115,000
339,550       SH                   339,550
157,600              181,950
Louisiana Pacific                   (LPX)      COM        546347105       $4,523,000
209,400       SH                   209,400
96,650              112,750
Macy's Inc.                         (M)        COM        55616P104       $8,401,000
200,800       SH                   200,800
87,600              113,200
Marathon Petroleum Corp             (MPC)      COM        56585A102      $14,296,000
159,550       SH                   159,550
78,900               80,650
Martin Marietta Mat                 (MLM)      COM        573284106       $7,085,000
69,450       SH                    69,450
33,650               35,800
Microchip Tech.                     (MCHP      COM        595017104       $5,179,000
140,850       SH                   140,850
70,500               70,350
Microsoft Corp.                     (MSFT      COM        594918104      $14,201,000
496,450       SH                   496,450
267,650              228,800
National Oilwell          637071101 (NOV)      COM        637071101       $8,256,000
116,699       SH                   116,699
48,400               68,299
Ocwen Financial Corp                (OCN)    COM NEW      675746309       $8,380,000
221,000       SH                   221,000
98,800              122,200
Oracle Corporation                  (ORCL      COM        68389X105      $11,930,000
369,000       SH                   369,000
188,400              180,600
Packaging Corp of America  695156109 (PKG      COM        695156109         $624,000
13,900       SH                    13,900
13,900               0.00
Pepsico Inc.                        (PEP)      COM        713448108      $15,763,000
199,250       SH                   199,250
87,950              111,300
Pfizer Inc.                         (PFE)      COM        717081103      $19,953,000
691,360       SH                   691,360
355,300              336,060
Procter & Gamble Co.                (PG)       COM        742718109      $18,063,000
234,400       SH                   234,400
109,650              124,750
Prudential Financial Inc.           (PRU)      COM        744320102       $4,843,000
82,100       SH                    82,100
37,800               44,300
Qualcomm Inc.                       (QCOM      COM        747525103      $17,408,000
260,050       SH                   260,050
131,200              128,850
Resmed Inc.                         (RMD)      COM        761152107         $814,000
17,550       SH                    17,550
17,550               0.00
Rowan Co. Inc.              B840261 (RDC)    SHS CL A     G7665A101         $516,000
14,600       SH                    14,600
14,600               0.00
SPDR Trust Series 1 Index Fund      (SPY)    TR UNIT      78462F103      $26,140,000
166,850       SH                   166,850
37,600              129,250
Salesforce.com                      (CRM)      COM        79466L302       $9,254,000
51,750       SH                    51,750
22,500               29,250
Schlumberger Ltd.                   (SLB)      COM        806857108      $12,001,000
160,250       SH                   160,250
81,550               78,700
Skyworks Solutions Inc.             (SWKS      COM        83088M102         $617,000
28,000       SH                    28,000
28,000               0.00
Starbucks Corp.                     (SBUX      COM        855244109      $10,174,000
178,650       SH                   178,650
83,150               95,500
TJX Companies                       (TJX)      COM        872540109      $10,902,000
233,200       SH                   233,200
113,400              119,800
The Walt Disney Co.                 (DIS)   COM DISNEY    254687106      $14,458,000
254,550       SH                   254,550
120,650              133,900
Transocean Sedco Forex Inc.         (RIG)    REG SHS      G90078109       $5,617,000
108,100       SH                   108,100
50,500               57,600
United Rentals                      (URI)      COM        911363109      $10,835,000
197,100       SH                   197,100
91,600              105,500
VMware                              (VMW)    CL A COM     928563402       $4,820,000
61,100       SH                    61,100
27,500               33,600
Valmont Industries                  (VMI)      COM        920253101       $7,911,000
50,300       SH                    50,300
24,750               25,550
Verizon Communications              (VZ)       COM        92343V104       $9,507,000
193,420       SH                   193,420
67,620              125,800
Wells Fargo Company                 (WFC)      COM        949746101      $15,623,000
422,350       SH                   422,350
195,800              226,550
Whirlpool                           (WHR)      COM        963320106       $7,884,000
66,550       SH                    66,550
26,200               40,350
Zions Bancorporation                (ZION      COM        989701107       $7,836,000
313,550       SH                   313,550
146,600              166,950
Zoetis                              (ZTS)      CL A       98978V103       $1,998,000
59,825       SH                    59,825
22,175               37,650
Column Total                                                            $707,879,000

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